Cash Flow Information - Additional Information (Details) - Yorkville - USD ($) $ in Millions	Jul. 24, 2025	Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from issuance of unsecured convertible debentures	$ 95.0
Convertible Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Conversion of debt instruments		$ 60.0